CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						6 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Formation and operating costs													$ 56,167,682	$ 33,208,354
Loss from operations	$ (14,929,954)			$ (7,910,997)						$ (29,690,049)	$ (20,120,360)		(32,463,463)	(19,127,356)
Other income:
Interest income	151			1,554						1,424	76,019		77,229	625,608
Other income, net	238,083			227,167						457,531	770,412		789,379	658,580
Net loss	$ (14,691,871)	$ (7,715,120)	$ (6,825,527)	$ (7,683,830)	$ (5,916,947)	$ (5,749,171)		$ (1,000)		$ (29,232,518)	$ (19,349,948)		$ (31,674,084)	$ (18,468,776)
Weighted Average Number of Shares Outstanding, Basic	4,551,755			8,522,923				1,875,000		3,818,717	8,458,434		8,197,409	8,310,333
Weighted Average Number of Shares Outstanding, Diluted	4,551,755	3,956,455		8,522,923	8,442,703		3,446,123		8,425,655	3,818,717	8,458,434		8,197,409	8,310,604
Basic net loss per common share	$ (3.23)			$ (0.90)						$ (7.66)	$ (2.29)		$ (3.86)	$ (2.22)
Diluted net loss per common share	$ (3.23)	$ (1.95)		$ (0.90)	$ (0.70)		$ (4.22)		$ (1.38)	$ (7.66)	$ (2.29)		$ (3.86)	$ (2.22)
LifeSci Acquisition II Corp
Formation and operating costs	$ 830,627			$ 80				$ 1,000				$ 591,846
Loss from operations	(830,627)			(80)				(1,000)				(591,846)
Other income:
Interest income	997											30,397
Other income, net												30,397
Net loss	$ (829,630)			$ (80)				$ (1,000)				$ (561,449)
Weighted Average Number of Shares Outstanding, Basic	10,011,301			1,875,000								6,734,489
Weighted Average Number of Shares Outstanding, Diluted	10,011,301			1,875,000				1,875,000				6,734,489
Basic net loss per common share	$ (0.08)			$ 0.00				$ 0.00				$ (0.08)
Diluted net loss per common share	$ (0.08)			$ 0.00								$ (0.08)
Common Stock | LifeSci Acquisition II Corp
Other income:
Weighted Average Number of Shares Outstanding, Basic								1,875,000				6,734,489
Weighted Average Number of Shares Outstanding, Diluted								1,875,000				6,734,489
Basic net loss per common share								$ 0.00				$ (0.08)
Diluted net loss per common share								$ 0.00				$ (0.08)